Net Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2020
Net Financial Income and Costs
Schedule of net financial income and costs

	For the year ended
	December 31,
	2018	2019	2020
Financial income
Financial income	2,448	1,887	295
Total financial income	2,448	1,887	295
Financial costs
Amortization and write-off of deferred loan issuance costs	7,463	6,806	7,434
Interest expense on loans	64,282	63,912	42,459
Lease expense	—	56	33
Commitment fees	522	729	359
Other financial costs including bank commissions	447	495	702
Total financial costs	72,714	71,998	50,987